CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Bao Li Gaming [Member]	Dec. 31, 2012 Bao Li Gaming [Member]	Dec. 31, 2013 Kings Gaming [Member]	Dec. 31, 2012 Kings Gaming [Member]	Dec. 31, 2013 Oriental VIP Room [Member]	Dec. 31, 2012 Oriental VIP Room [Member]
CURRENT ASSETS
Cash and Cash Equivalents	$ 7,563,097	$ 20,644,296
Accounts Receivable, Net	5,182,352	2,480,961
Markers Receivable	242,350,301	241,706,663
Prepaid Expenses and Other Assets	502,017	303,570
Total Current Assets	255,597,767	265,135,490
Intangible Assets (net of accumulated amortization of $25,739,786 and $12,553,039 at December 31, 2013 and 2012, respectively)	138,336,945	94,451,063
Goodwill	17,754,136	17,037,761
Property and Equipment (net of accumulated depreciation of $38,654 and $14,366 at December 31, 2013 and 2012, respectively)	116,419	13,698
Deferred Offering Costs	0	807,401
Other Assets	23,423	21,592
TOTAL ASSETS	411,828,690	377,467,005
CURRENT LIABILITIES
Lines of Credit Payable	42,670,573	34,799,982
Accrued Expenses	15,701,756	14,091,723
Acquisition-Contingent Purchase Price Obligation			16,837,500	0	9,000,000	9,000,000	21,650,051	0
Loan Payable, Shareholders, current	5,809,075	2,214,078
Total Current Liabilities	111,668,955	60,105,783
Loan Payable, Shareholders	0	60,000,000
Acquisition-Contingent Purchase Price Obligation, net of current portion			16,189,550	32,294,981	0	9,000,000	14,878,218	0
Total Liabilities	142,736,723	161,400,764
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	0	0
Ordinary Shares, $0.0001 par value, Authorized 500,000,000 shares; 59,306,824 issued and outstanding at December 31, 2013, and Authorized 200,000,000 shares; 41,177,217 issued and outstanding at December 31, 2012, respectively.	5,930	4,118
Additional Paid-in Capital	126,329,321	69,670,922
Retained Earnings	142,270,385	145,828,260
Accumulated Comprehensive Income	486,331	562,941
Total Shareholders' Equity	269,091,967	216,066,241
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 411,828,690	$ 377,467,005